CASH - Schedule of cash and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 29,082	$ 21,226
Restricted cash	47	47
Total Cash	$ 29,129	$ 21,273